Document And Entity Information	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	Vapotherm, Inc.
Entity Central Index Key	0001253176
Entity Emerging Growth Company	false
Securities Act File Number	001-38740
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2259298
Entity Address, Address Line One	100 Domain Drive
Entity Address, City or Town	Exeter
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03833
City Area Code	603
Local Phone Number	658-0011
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	VAPO
Security Exchange Name	NYSE